Revenue	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenue
3. REVENUE
Disaggregated Revenue
—The following table shows the revenue by geography for the years ended December 31, 2020 and 2019 (in thousands):

	Year Ended December 31,
	2020	2019
United States	$52,093	$31,298
International	33,791	14,711

Total revenue	$85,884	$46,009

No country other than the United States accounted for more than 10% of the Company’s revenue for the years ended December 31, 2020 and 2019. The geographical revenue information is determined by the ship-to
address of the products and the billing address of the customers of the services.
The following table shows over time versus
point-in-time
revenue for the years ended December 31, 2020 and 2019 (in thousands):

	Year Ended December 31,
	2020	2019
Over time revenue	$49,260	$27,397
Point-in-time revenue	36,624	18,612

Total	$85,884	$46,009

Contract Balances
—The timing of revenue recognition differs from the timing of invoicing to customers and this timing difference results in contract liabilities (deferred revenue) on the Company’s consolidated balance sheets. The contract balances as of December 31, 2020 and 2019 were as follows (in thousands):

	December 31,
	2020	2019
Accounts receivable, net	$2,700	$1,032
Unbilled accounts receivable	1,224	475
Deferred revenue	4,903	2,373
The beginning balances of accounts receivable, net, unbilled accounts receivable, and deferred revenue as of
January 1, 2019, were $0.8 million, $0.2 million, and $1.7 million, respectively.
During fiscal years 2020 and 2019, the Company recognized revenue of $2.2 million and $1.3 million that was included in the deferred revenue balance at the beginning of the fiscal year, respectively. Contracted but unsatisfied performance obligations were $12.2 million and $5.8 million at the end of fiscal years 2020 and 2019 and consisted of deferred revenue and backlog, respectively. The contracted but unsatisfied or partially unsatisfied performance obligations expected to be recognized over the next 12 months at the end of fiscal years 2020 and 2019 were $9.2 million and $5.5 million, respectively, and the remaining thereafter.
Costs of Obtaining a Contract with a Customer
—Total capitalized direct commission costs as of December 31, 2020 and 2019, were $0.8 million and $0.5 million and are included in prepaid expenses and other current assets on the Company’s consolidated balance sheets, respectively. Amortization of these costs was $0.3 million and $0.1 million during fiscal years ended 2020 and 2019 and are included in selling, general, and administrative in the Company’s consolidated statements of operations and comprehensive loss, respectively.